Share-based payments - Expenses from share-based payment arrangements (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	€ 2,042	€ 1,057
Management board and employees
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	429
New CEO
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	799
Supervisory board members
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	€ 814	€ 1,057